Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
2. Segment Reporting
The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Controlled Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and its equity-accounted investee, Teekay Offshore, (collectively with the Controlled Daughter Entities, the Daughter Entities), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Controlled Daughter Entities, Teekay Parent and its equity-accounted investee, Teekay Offshore, (the Legal Entity approach) and its segments are presented accordingly on this basis. The Company (excluding Teekay Offshore) has three primary lines of business: (1) offshore production (floating production, storage and off-loading (or FPSO) units), (2) liquefied gas carriers (liquefied natural gas (or LNG) and liquefied petroleum gas (or LPG) carriers), and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Controlled Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

Prior to the Brookfield Transaction on September 25, 2017, the Company's operating segments reflected further disaggregation within Teekay
Offshore including three individual lines of business: (1) offshore production (FPSO units), (2) offshore logistics (shuttle tankers, the HiLoad
DP unit, floating storage and offtake (or FSO) units, units for maintenance and safety (or UMS) and long-distance towing and offshore installation vessels), and (3) conventional tankers. Subsequent to September 25, 2017, the Company has determined that its investment in Teekay Offshore represents a single operating segment.

The following table includes results for the Company’s revenue and income from vessel operations by segment for the periods presented in these financial statements.

	Revenues (1)			Income from Vessel Operations (2)
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Teekay Offshore (3)	796,711	1,152,390	1,229,413	147,060	230,853	283,399

Teekay LNG
Liquefied Gas Carriers	385,683	336,530	305,056	188,676	174,600	151,200
Conventional Tankers	46,993	59,914	92,935	(40,027)	(21,419)	30,172
	432,676	396,444	397,991	148,649	153,181	181,372
Teekay Tankers (4)
Conventional Tankers	431,178	550,543	524,834	1,416	96,752	190,589
Teekay Parent
Offshore Production	209,394	231,435	277,842	(256,758)	(48,310)	(40,227)
Conventional Tankers	5,065	32,967	65,777	(13,390)	(15,967)	4,984
Other	89,107	76,111	75,547	(20,277)	(32,219)	5,015
	303,566	340,513	419,166	(290,425)	(96,496)	(30,228)
Eliminations and other	(83,799)	(111,321)	(121,022)	—	—	—
	1,880,332	2,328,569	2,450,382	6,700	384,290	625,132

(1)
Certain vessels are chartered between the Daughter Entities and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the year ended 2017, 2016 and 2015 is as follows:

	Year Ended December 31,
	2017	2016	2015
Teekay Offshore	34,232	49,514	67,993
Teekay LNG - Liquefied Gas Carriers	36,358	37,336	35,887
Teekay Tankers - Conventional Tankers	—	5,404	1,380
Teekay Parent - Conventional Tankers	—	—	3,080
	70,590	92,254	108,340

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(3)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 3). The figures above include those of Teekay Offshore until the date of deconsolidation.

(4)
Financial information for Teekay Tankers includes operations of the Explorer Spirit, formerly known as the SPT Explorer, and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
(U.S. dollars in millions)	2017	2016	2015
Royal Dutch Shell Plc (1) (2) (3)	$259.4 or 14%	$429.9 or 19%	(7)
BG Group (1) (2) (3)	(2)	(2)	$263.4 or 11%
Petroleo Brasileiro SA (1) (4)	(7)	$223.7 or 10%	$231.8 or 10%
Statoil ASA (1) (5)	(7)	(7)	(7)
BP Exploration Operating Co. Ltd. (1) (6)	$183.0 or 10%	(7)	(7)

(1)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 3). The figures above include those of Teekay Offshore until the date of deconsolidation.

(2)	In February 2016, Royal Dutch Shell Plc acquired BG Group Plc and therefore includes revenues from both Royal Dutch Shell Plc and BG Group Plc for 2016.

(3)	Teekay Offshore Segment, Teekay LNG Segment — Liquefied Gas Carriers, Teekay Tankers Segment — Conventional Tankers, and Teekay Parent Segment — Conventional Tankers

(4)	Teekay Offshore Segment, and Teekay Tankers Segment — Conventional Tankers

(5)	Teekay Offshore Segment, Teekay Tankers Segment — Conventional Tankers, and Teekay Parent Segment — Conventional Tankers

(6)
Teekay Offshore Segment, Teekay LNG Segment — Liquefied Gas Carriers, Teekay Tankers Segment — Conventional Tankers, Teekay Parent Segment — Offshore Production, and Teekay Parent Segment — Conventional Tankers

(7)	Less than 10%.

The following table includes other income statement items by segment for the periods presented in these financial statements.

	Depreciation and Amortization			Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets			Equity (Loss) Income
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Teekay Offshore (1)	(219,406)	(300,011)	(274,599)	(1,500)	(40,079)	(69,998)	12,028	17,933	7,672

Teekay Offshore (2)							(2,461)	—	—

Teekay LNG
Liquefied Gas Carriers	(95,025)	(80,084)	(71,323)	—	—	—	9,789	62,307	84,171
Conventional Tankers	(10,520)	(15,458)	(20,930)	(50,600)	(38,976)	—	—	—	—
	(105,545)	(95,542)	(92,253)	(50,600)	(38,976)	—	9,789	62,307	84,171
Teekay Tankers (3)
Conventional Tankers	(100,481)	(104,149)	(71,429)	(12,984)	(20,594)	771	(25,370)	7,680	11,528
Teekay Parent
Offshore Production	(60,560)	(70,855)	(69,508)	(205,659)	(110)	(948)	(7,861)	(575)	(12,196)
Conventional Tankers	—	(1,717)	(2,852)	—	(12,487)	—	(20,677)	132	12,797
Other	163	449	451	—	—	—	(2,792)	(1,838)	(1,101)
	(60,397)	(72,123)	(71,909)	(205,659)	(12,597)	(948)	(31,330)	(2,281)	(500)
Eliminations and other	—	—	690	—	—	—	—	—	—
	(485,829)	(571,825)	(509,500)	(270,743)	(112,246)	(70,175)	(37,344)	85,639	102,871

(1)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 3). The figures above include those of Teekay Offshore until the date of deconsolidation.

(2)
Commencing on September 25, 2017, the Company accounts for its investment in Teekay Offshore using the equity method, and recognized an equity loss of $2.5 million for the post-deconsolidation period ended December 31, 2017.

(3)
Financial information for Teekay Tankers includes operations of the Explorer Spirit, formerly known as the SPT Explorer and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2017 $	December 31, 2016 $
Teekay Offshore	280,774	5,354,702
Teekay LNG - Liquefied Gas Carriers	4,624,321	3,957,088
Teekay LNG - Conventional Tankers	112,844	193,553
Teekay Tankers - Conventional Tankers	2,125,909	1,870,211
Teekay Parent - Offshore Production	366,229	635,364
Teekay Parent - Conventional Tankers	13,620	55,937
Teekay Parent - Other	26,527	13,208
Cash and cash equivalents	445,452	567,994
Other assets not allocated	118,493	281,244
Eliminations	(21,732)	(114,549)
Consolidated total assets	8,092,437	12,814,752

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2017 $	December 31, 2016 $
Teekay Offshore	340,705	294,581
Teekay LNG - Liquefied Gas Carriers	708,608	344,924
Teekay LNG - Conventional Tankers	—	63
Teekay Tankers - Conventional Tankers	4,732	9,226
Teekay Parent - Other	7	88
	1,054,052	648,882